SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
SCHEDULE OF STOCK OPTIONS

The following is a summary of the Company’s stock options for the years ended December 31, 2025 and December 31, 2024:

	Number of stock options	Weighted average exercise price
	#	C$
Balance, December 31, 2023	5,928,600	1.60
Granted	625,000	1.60
Exercised	(1,216,100)	0.72
Cancelled	(1,725,000)	1.71
Balance, December 31, 2024	3,612,500	1.84
Granted	862,500	4.40
Exercised	(2,663,544)	1.94
Cancelled	(54,166)	3.54
Balance, December 31, 2025	1,757,290	2.89

SCHEDULE OF STOCK OPTION OUTSTANDING

As at December 31, 2025, the Company had the following stock options outstanding:

		Options outstanding			Options exercisable
Grant Date	Date of expiry	Number of options	Weighted average exercise price	Weighted average years until expiry	Number of options	Weighted average exercise price	Weighted average years until expiry
		#	C$	Years	#	C$	Years
May 7, 2021	May 7, 2026	575,000	1.88	0.35	575,000	1.88	0.35
August 1, 2024	August 1, 2029	409,375	1.60	3.59	117,709	1.60	3.59
October 16, 2024	October 16, 2029	18,750	1.64	3.79	18,750	1.64	3.79
June 26, 2025	June 26, 2030	754,165	4.40	4.49	204,170	4.40	4.49
Balance, December 31, 2025		1,757,290	2.89	2.92	915,629	2.40	1.76

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

Assumption	Based on	2025	2024
Risk-free rate (%)	Yield curves on Canadian government zero-coupon bonds with a remaining term equal to the stock options’ expected life	2.83%	3.02%
Expected life (years)	Expiry term of the options	5 years	5 years
Expected volatility (%)	Historical volatility of the Company’s share price	89.86%	87.08%
Dividend yield (%)	Annualized dividend rate as of the date of grant	nil	nil

SCHEDULE OF WARRANTS

The following is a summary of the Company’s warrants for the years ended December 31, 2025 and December 31, 2024:

	Number of warrants	Weighted average exercise price
	#	C$
Balance, December 31, 2023	15,805,490	1.72
Expired	(15,805,490)	1.72
Balance, December 31, 2024 and December 31, 2025	-	-

SCHEDULE OF RESTRICTED SHARE UNITS OUTSTANDING

As at December 31, 2025, the Company had the following RSUs outstanding:

Grant Date	Vesting Date	Number of RSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	April 1, 2026	68,751	1.38	0.25
August 1, 2024	April 1, 2027	68,749	1.38	1.25
June 26, 2025	June 26, 2026	79,586	3.92	0.48
June 26, 2025	June 26, 2027	79,580	3.92	1.48
Balance, December 31, 2025		296,666	2.74	0.88

SCHEDULE OF DEFERRED SHARE UNITS OUTSTANDING

As at December 31, 2025, the Company had the following DSUs outstanding:

Grant Date	Vesting Date	Number of DSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
August 1, 2024	August 1, 2025	168,750	1.38	0.00
Balance, December 31, 2025		168,750	1.38	0.00

SCHEDULE OF PERFORMANCE SHARE UNITS OUTSTANDING

As at December 31, 2025, the Company had the following PSUs outstanding:

Grant Date	Vesting Date	Number of PSUs outstanding	Weighted average fair value	Weighted average years until vesting
		#	C$	years
June 26, 2025	June 26, 2026	125,000	3.92	0.48
Balance, December 31, 2025		125,000	3.92	0.48

Restricted share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s RSUs for the years ended December 31, 2025 December 31, 2024:

	Number of RSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	206,250	1.38
Balance, December 31, 2024	206,250	1.38
Granted	238,750	3.92
Vested	(148,334)	2.74
Balance, December 31, 2025	296,666	2.74

Deferred share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s DSUs for the years ended December 31, 2025 and December 31, 2024:

	Number of DSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	168,750	1.38
Balance, December 31, 2024	168,750	1.38
Balance, December 31, 2025	168,750	1.38

Performance share units [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF PERFORMANCE SHARE UNITS

The following is a summary of the Company’s PSUs for the years ended December 31, 2025 and December 31, 2024:

	Number of PSUs outstanding	Weighted average fair value
	#	C$
Balance, December 31, 2023	-	-
Granted	312,500	1.38
Cancelled	(62,500)	1.38
Balance, December 31, 2024	250,000	1.38
Granted	125,000	3.92
Vested	(200,000)	1.38
Cancelled	(50,000)	1.38
Balance, December 31, 2025	125,000	3.92